Discontinued operations and assets held for sale	12 Months Ended
Dec. 31, 2025
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

5. Discontinued operations and assets held for sale

On October 30, 2023 we announced that we had signed a letter of intent contemplating a transfer of the Jyseleca® business to Alfasigma, including the European and UK Marketing Authorizations, the commercial, medical and development activities for Jyseleca® and approximately 400 positions in 14 European countries. On December 30, 2023, we signed a final share and asset purchase agreement with Alfasigma.

The transaction was closed on January 31, 2024, upon obtaining all necessary approvals. We received a €50.0 million upfront payment in 2024, and are entitled to potential sales-based milestone payments totaling €120.0 million and mid-single to mid-double-digit earn-outs on European sales. We contributed €15.0 million in 2024 and contributed an additional €25.0 million to Alfasigma in 2025 for Jyseleca® related development activities.

On January 31, 2024, we also signed a transition agreement with Alfasigma enacting the responsibilities and services provided by the parties during a transition period for the transfer of the business.

The transfer of our Jyseleca® business has been determined to meet the criteria to be classified as discontinued operations in our financial statements for the years ended December 31, 2024 and December 31, 2025.

Our inventories were not considered as part of the disposal group, as these did not transfer to Alfasigma on closing of the transaction on January 31, 2024 but these will gradually be sold to Alfasigma during the coming years and we will bear the risks associated with it as long as it is not transferred.

The following disclosure illustrates the result from our discontinued operations:

I Disposal of the Jyseleca® business

1.1.	Consideration received

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Total consideration received	€59,835

1.2.	Analysis of assets and liabilities over which control was lost

January 31, 2024
(Euro, in thousands)
Property, plant and equipment	€4,186
Deferred tax assets	292
Other non-current assets	613
Inventories	505
Trade and other receivables	18,439
Cash and cash equivalents	19,523
Other current assets	1,161
Total assets	44,719

Other reserves	(74)
Retirement benefit liabilities	1,003
Non-current lease liabilities	2,328
Other non-current liabilities	90
Current lease liabilities	1,308
Trade and other liabilities	28,927
Current tax payable	1,170
Current deferred income	430
Total liabilities	35,182

Net assets disposed of	€9,537

1.3.	Gain on disposal of the Jyseleca® business (included in other operating income in the income statement)

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Additional adjustment working capital to be settled	(750)
Net assets disposed of	(9,537)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(4,095)
Fair value of the future earn-outs payable by Alfasigma to us	47,035
Contribution for R&D costs payable by us to Alfasigma	(40,000)
Gain on disposal of subsidiaries	€52,488

The fair value of the future earn-outs at December 31, 2025 is presented on the lines “Non-current contingent consideration receivable” and “Trade and other receivables” in our statement of financial position.

1.4.	Net cash inflow/outflow (-) on disposal of the Jyseleca® business

	Year ended December 31,
	2025	2024

	(Euro, in thousands)
Upfront payment received	€—	€50,000
Settlement for net cash and working capital	—	9,835
Release from/transfer to (-) escrow account	24,806	(40,000)
Contribution for R&D costs paid by us to Alfasigma	(25,000)	(15,000)
Earn-outs paid by Alfasigma	7,432	2,053
Less: cash and cash equivalents balances disposed of	—	(19,523)
Less: settlement of pre-existing relationships	—	3,686
Cash in/out (-) from disposals of subsidiaries, net of cash disposed of	€7,238	€(8,949)

Costs associated to the sale taken into result in 2023	€—	€(3,072)
Costs associated to the sale taken into result in 2024	—	(526)
Cash used for other liabilities related to the disposal of subsidiaries	€—	€(3,598)

Of the €50.0 million of upfront payment received at closing of the transaction, €40.0 million was paid into an escrow account. This amount was kept in escrow for a period of one year after the closing date of January 31, 2024, and was partially released in February 2025;  the remaining part was released in August 2025. We gave customary representations and warranties which are capped and limited in time. At December 31, 2024, this €40.0 million was presented as “Escrow account” in the statement of financial position, together with the interests on this escrow account.

II Result from discontinued operations

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands, except share and per share data)

Product net sales	€—	€11,475	€112,339
Collaboration revenues	—	26,041	431,465
Total net revenues	—	37,516	543,804

Cost of sales	—	(1,693)	(18,022)
Research and development expenses	(11,708)	(8,152)	(190,177)
Sales and marketing expenses	(932)	(11,520)	(113,356)
General and administrative expenses	(94)	(1,087)	(17,989)
Other operating income	11,933	56,180	13,003

Operating profit/loss (-)	(801)	71,244	217,262

Fair value adjustments and net currency exchange differences	—	—	(13)
Other financial income	2,676	4,230	679
Other financial expenses	—	(12)	(167)

Profit before tax	1,875	75,462	217,761

Income taxes	(483)	(98)	(2,076)

Net profit	€1,392	€75,364	€215,685

Basic and diluted earnings per share from discontinued operations	€0.02	€1.14	€3.27
Weighted average number of shares - Basic (in thousands of shares)	65,897	65,897	65,884
Weighted average number of shares - Diluted (in thousands of shares)	65,901	65,942	65,933

Beginning February 1, 2024, all economics linked to the sales of Jyseleca® in Europe are for the benefit of Alfasigma. The sale of the Jyseleca® business to Alfasigma on January 31, 2024 led to the full recognition in revenue in 2024 of the remaining deferred income related to filgotinib (€26.0 million reported in collaboration revenues in 2024)..

We refer to note 2 “Summary of significant transactions” for a general description of our OLCA with Gilead.

As from February 1, 2024, all filgotinib development expenses and all remaining G&A and S&M expenses relating to Jyseleca® were recharged to Alfasigma, which explains the decrease in those expenses in 2024 as compared to 2023. For the year ended December 31, 2025, the R&D expenses related to the settlement of disputed expenses with Alfasigma.

Other operating income in 2025 consisted almost fully of a fair value adjustment of the contingent consideration receivable from Alfasigma as a consequence of an adjusted sales forecast. Other operating income in 2024 included €52.5 million related to the gain on the sale of the Jyseleca® business to Alfasigma.

Other financial income contained discounting components on the contingent consideration receivables from Alfasigma.

III Cash flow generated from/used in (-) discontinued operations

	2025	2024	2023

	(Euro, in thousands)
Net cash flow used in operating activities	€(851)	€(36,367)	€(175,627)
Net cash flow generated from/used in (-) investing activities	7,238	(8,949)	(105)
Net cash flow used in financing activities	—	—	(1,928)
Net cash flow generated from/used in (-) discontinued operations	€6,387	€(45,316)	€(177,660)

SALE OF GALAPAGOS REAL ESTATE BELGIUM BV

In December 2024, we signed a share purchase agreement for the sale of Galapagos Real Estate Belgium BV. The transaction was completed on March 31, 2025.

1.1	Consideration received

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Total consideration received	€12,206

1.2	Analysis of assets and liabilities over which control was lost

March 31, 2025
(Euro, in thousands)
Property, plant and equipment	€11,115
Trade and other receivables	1
Cash and cash equivalents	13
Total assets	11,129

Trade and other liabilities	11,020
Total liabilities	11,020

Net assets disposed of	€109

1.3	Gain on disposal of subsidiaries

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Settlement of intercompany loan	(11,012)
Net assets disposed of	(109)
Gain on disposal of subsidiaries	€1,085

The gain on disposal of subsidiaries is included in the line “Other operating income” in the income statement.

1.4	Net cash inflow on disposal of subsidiaries

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Less: cash and cash equivalents balances disposed of	(13)
Cash in from disposal of subsidiaries, net of cash disposed of	€12,193